UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

Leatherback Long/Short Alternative Yield ETF Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 Leatherback Long/Short Alternative Yield ETF Ticker: LBAY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Leatherback Long/Short Alternative Yield ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.leatherbackam.com/etfs. You can also request this information by contacting us at (833) 417-0090 or by writing the Fund at Leatherback Long/Short Alternative Yield ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leatherback Long/Short Alternative Yield ETF	$60	1.14%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$20,801
Number of Holdings	58
Total Advisory Fee Paid	$110,301
Portfolio Turnover Rate	119%

Allocation of Portfolio Holdings
(% of total investments (excludes securities sold short))

Allocation of Securities Sold Short
(% of total securities sold short)

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of total net assets)
Hecla Mining Co.	5.8
Newmont Corp.	5.3
Alamos Gold, Inc.	5.3
Vail Resorts, Inc.	4.7
Keurig Dr Pepper, Inc.	4.7
Altria Group, Inc.	4.5
Amrize Ltd.	4.4
Avista Corp.	4.4
PG&E Corp.	4.1
Essential Utilities, Inc.	4.1

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

Effective December 29, 2025, the Fund adopted an 80% investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing securities that are an alternative to traditional debt instruments (“Alternative Yield Investments”). Alternative Yield Investments are investments, other than traditional debt instruments (e.g., bonds), that generate interest and dividend income. The adoption of the 80% policy did not result in any change in how the Fund is being managed.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.leatherbackam.com/etfs.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

February 28, 2026 (Unaudited)

Tidal Trust I

Leatherback Long/Short Alternative Yield ETF	| LBAY | NYSE Arca, Inc.

Leatherback Long/Short Alternative Yield ETF

Leatherback Long/Short Alternative Yield ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 114.9%	Shares	Value
Consumer Discretionary Products - 3.5%
Whirlpool Corp.(a)	10,755	$735,965

Consumer Discretionary Services - 4.8%
Vail Resorts, Inc.(a)	7,274	987,882

Consumer Staple Products - 11.7%
Altria Group, Inc.	13,618	940,187
Keurig Dr Pepper, Inc.	32,276	977,317
Marzetti Co.	3,175	521,779
		2,439,283

Financial Services - 4.2%
Federal Home Loan Mortgage Corp.(b)	68,393	440,451
Federal National Mortgage Association(b)	60,915	438,588
		879,039

Health Care - 9.7%
Becton Dickinson & Co.(a)	4,284	756,040
Viatris, Inc.(a)	42,632	636,496
Waters Corp.(b)	0	45
Zimmer Biomet Holdings, Inc.	6,404	630,410
		2,022,991

Industrial Products - 6.9%
Carrier Global Corp.	9,456	608,967
Honeywell International, Inc.	3,343	814,321
		1,423,288

Industrial Services - 5.9%
Union Pacific Corp.(a)	2,436	645,491
United Parcel Service, Inc. - Class B	5,076	588,613
		1,234,104

Insurance - 3.4%
Old Republic International Corp.	16,619	712,457

Materials - 30.6%(c)
Alamos Gold, Inc.	20,224	1,095,938
Amrize Ltd.(b)	14,239	925,393
Dow, Inc.(a)	27,190	835,549
Hecla Mining Co.(a)	48,594	1,210,476
LyondellBasell Industries NV - Class A(a)	11,381	654,635
Newmont Corp.	8,487	1,103,310

The accompanying notes are an integral part of these financial statements.

Rio Tinto PLC, ADR	5,352	531,668
		6,356,969

Oil & Gas - 14.8%
Exxon Mobil Corp.	5,390	821,975
Halliburton Co.	19,042	685,512
Phillips 66	5,030	776,280
Range Resources Corp.	19,015	784,939
		3,068,706

Real Estate - 3.2%
Millrose Properties, Inc. - Class A - REIT	20,883	654,891

Retail & Wholesale - Staples - 3.5%
Bunge Global SA	6,053	730,294

Utilities - 12.7%
Avista Corp.	22,673	920,977
Essential Utilities, Inc.	21,446	857,197
PG&E Corp.	45,124	857,356
		2,635,530

TOTAL COMMON STOCKS (Cost $21,451,959)		23,881,399

PREFERRED STOCKS - 8.0%	Shares	Value
Consumer Finance - 4.0%
AGNC Investment Corp., Series F, 6.13% (3 mo. Term SOFR + 2.45%), Perpetual - REIT	33,707	840,989

Real Estate - 4.0%
EPR Properties Series C, 5.75%, Perpetual - REIT	31,340	824,869

TOTAL PREFERRED STOCKS (Cost $1,570,931)		1,665,858

SHORT-TERM INVESTMENTS - 18.5%	Shares	Value
Investments Purchased with Collateral from Securities Lending - 10.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(d)	2,085,204	2,085,204

Money Market Funds - 8.5%
First American Government Obligations Fund - Class X, 3.60%(d)	1,770,961	1,770,961

TOTAL SHORT-TERM INVESTMENTS (Cost $3,856,165)		3,856,165

TOTAL INVESTMENTS - 141.4% (Cost $26,879,055)		29,403,422
Liabilities in Excess of Other Assets - (41.4)%		(8,602,389)
TOTAL NET ASSETS - 100.0%		$20,801,033

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of February 28, 2026. The total market value of these securities was $2,023,564 which represented 9.7% of net assets.

(b)	Non-income producing security.

(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.

Leatherback Long/Short Alternative Yield ETF

Schedule of Securities Sold Short

February 28, 2026 (Unaudited)

COMMON STOCKS - (35.3)%	Shares	Value
Consumer Discretionary Products - (1.5)%
Tesla, Inc.	(763)	$(307,115)

Financial Services - (9.2)%
Affirm Holdings, Inc. - Class A	(6,079)	(285,591)
BitMine Immersion Technologies, Inc.	(15,654)	(297,113)
Carlyle Group, Inc.	(5,597)	(290,988)
Coinbase Global, Inc. - Class A	(2,150)	(378,078)
Evercore, Inc. - Class A	(942)	(290,927)
Robinhood Markets, Inc. - Class A	(4,998)	(379,098)
		(1,921,795)

Insurance - (1.8)%
Manulife Financial Corp.	(10,308)	(366,346)

Media - (1.7)%
AppLovin Corp. - Class A	(832)	(361,729)

Retail & Wholesale - Discretionary - (5.0)%
American Eagle Outfitters, Inc.	(12,507)	(307,297)
Carvana Co. - Class A	(1,246)	(416,363)
Victoria’s Secret & Co.	(5,004)	(313,751)
		(1,037,411)

Retail & Wholesale - Staples - (1.4)%
Ollie’s Bargain Outlet Holdings, Inc.	(2,728)	(292,169)

Software & Tech Services - (8.2)%
CoreWeave, Inc. - Class A	(4,608)	(366,612)
CrowdStrike Holdings, Inc. - Class A	(910)	(338,502)
Oracle Corp.	(2,014)	(292,836)
Palantir Technologies, Inc. - Class A	(2,749)	(377,135)
Strategy, Inc. - Class A	(2,477)	(320,772)
		(1,695,857)

Tech Hardware & Semiconductors - (5.1)%
Credo Technology Group Holding Ltd.	(3,264)	(366,449)
Micron Technology, Inc.	(796)	(328,247)
Rigetti Computing, Inc.	(20,519)	(357,441)
		(1,052,137)

The accompanying notes are an integral part of these financial statements.

Utilities - (1.4)%
Oklo, Inc. - Class A	(4,791)	(301,593)

TOTAL COMMON STOCKS (Proceeds ($8,308,407))		(7,336,152)

TOTAL SECURITIES SOLD SHORT - (35.3)% (Proceeds $8,308,407)		$(7,336,152)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

Leatherback
Long/Short
Alternative Yield ETF
ASSETS:
Investments, at value (cost $26,879,055) (Note 2)	$29,403,422
Receivable for investments sold	447,554
Cash	363,056
Deposits with brokers for securities sold short	297,734
Dividends receivable	71,235
Dividend tax reclaim receivable	14,145
Interest receivable	4,291
Security lending income receivable (Note 5)	391
Total assets	30,601,828

LIABILITIES:
Securities sold short, at value (proceeds $8,308,407)	7,336,152
Payable upon return of securities loaned (value included in investments $2,023,564) (Note 5)	2,085,204
Payable for investments purchased	362,992
Payable to adviser (Note 4)	15,133
Dividends payable	1,314
Total liabilities	9,800,795
NET ASSETS	$20,801,033

NET ASSETS CONSISTS OF:
Paid-in capital	$32,965,085
Total distributable earnings/(accumulated losses)	(12,164,052)
Total Net Assets	$20,801,033

Net assets	$20,801,033
Shares issued and outstanding(a)	725,000
Net asset value per share	$28.69

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended February 28, 2026 (Unaudited)

Leatherback
Long/Short Alternative
Yield ETF

INVESTMENT INCOME:
Dividend income	$530,425
Less: Dividend withholding taxes	(940)
Less: Issuance fees	(280)
Interest income	8,987
Securities lending income (Note 5)	2,501
Total investment income	540,693

EXPENSES:
Investment advisory fee (Note 4)	110,301
Dividend expense	22,076
Total expenses	132,337
NET INVESTMENT INCOME (LOSS)	408,316

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,196,546
Securities sold short	(2,005,776)
In-kind redemptions	1,603,460
Net realized gain (loss)	794,230
Net change in unrealized appreciation (depreciation) on:
Investments	(932,765)
Securities sold short	2,372,548
Net change in unrealized appreciation (depreciation)	1,439,783
Net realized and unrealized gain (loss)	2,234,013
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,642,329

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Leatherback Long/Short Alternative Yield
	ETF
	Period Ended
	February 28, 2026	Year Ended
	(Unaudited)	August 31, 2025
OPERATIONS:
Net investment income (loss)	$408,316	$1,001,826
Net realized gain (loss)	794,230	(4,012,391)
Net change in unrealized appreciation (depreciation)	1,439,783	419,342
Net increase (decrease) in net assets resulting from operations	2,642,329	(2,591,223)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(438,600)	(1,016,175)
Return of capital	–	(213,125)
Total distributions to shareholders	(438,600)	(1,229,300)

CAPITAL TRANSACTIONS:
Subscriptions	706,138	1,252,490
Redemptions	(9,041,080)	(12,977,728)
Net increase (decrease) in net assets from capital transactions	(8,334,942)	(11,725,238)

NET INCREASE (DECREASE) IN NET ASSETS	(6,131,213)	(15,545,761)

NET ASSETS:
Beginning of the period	26,932,246	42,478,007
End of the period	$20,801,033	$26,932,246

SHARES TRANSACTIONS
Subscriptions	25,000	50,000
Redemptions	(350,000)	(525,000)
Total increase (decrease) in shares outstanding	(325,000)	(475,000)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Leatherback Long/Short Alternative Yield ETF
	Period Ended
	February 28,	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2026	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2025	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.65	$27.85	$26.22	$27.26	$23.92	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.44	0.73	0.65	0.59	0.76	0.52
Net realized and unrealized gain (loss)(c)	3.08	(2.02)	1.89	(0.75)	3.36	3.94
Total from investment operations	3.52	(1.29)	2.54	(0.16)	4.12	4.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	(0.75)	(0.89)	(0.88)	(0.77)	(0.54)
Net realized gains	–	–	–	–	(0.01)	–
Return of capital	–	(0.16)	(0.02)	–	–	–
Total distributions	(0.48)	(0.91)	(0.91)	(0.88)	(0.78)	(0.54)

Net asset value, end of period	$28.69	$25.65	$27.85	$26.22	$27.26	$23.92
TOTAL RETURN(d)	14.01%	(4.54)%	10.01%	(0.70)%	17.43%	22.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,801	$26,932	$42,478	$68,819	$54,528	$5,979
Ratio of expenses to average net assets(e)	1.14%	1.20%	1.27%	1.23%	1.28%	1.23%
Ratio of tax expense to average net assets(e)	–%	0.03%	0.06%	0.08%	–%	–%
Ratio of dividend and interest expense from borrowing on securities sold short to average net assets(e)	0.19%	0.22%	0.26%	0.20%	0.33%	0.28%
Ratio of operational expenses to average net assets excluding dividends and interest expense from borrowing on securities sold short to average net assets (e)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(e)	3.52%	2.89%	2.49%	2.14%	2.77%	2.88%
Portfolio turnover rate(d) (f)	119%	67%	35%	44%	73%	47%

(a)	Inception date of the Fund was November 16, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Leatherback Long/Short Alternative Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Fund commenced operations as a non-diversified series of the Trust; however, the Fund continuously operated as diversified for three years and as of November 16, 2023 is classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Leatherback Asset Management, LLC (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on November 16, 2020.

The investment objective of the Fund is to seek capital appreciation and income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company’s net asset value (“NAV”) per share (or its equivalent) practical expedient as provided by the underlying fund’s administrator.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value NAV per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

Leatherback Long/Short Alternative Yield ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$23,881,399	$–	$–	$23,881,399
Preferred Stocks	1,665,858	–	–	1,665,858
Investments Purchased with Collateral from Securities Lending(a)	–	–	–	2,085,204

Notes to Financial Statements

February 28, 2026 (Unaudited)

Money Market Funds	1,770,961	–	–	1,770,961
Total Investments	$27,318,218	$–	$–	$29,403,422
Liabilities:
Investments:
Common Stocks	(7,336,152)	–	–	(7,336,152)
Total Investments	$(7,336,152)	$–	$–	$(7,336,152)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of February 28, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of

Notes to Financial Statements

February 28, 2026 (Unaudited)

the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Options Contracts - The Fund may invest in options contracts that may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Options are non-income producing securities. During the period ended February 28, 2026, the Fund did not invest in options contracts.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to

Notes to Financial Statements

February 28, 2026 (Unaudited)

oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Fund.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Associated Risks of Short Selling. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

BDC Risk. BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below-investment-grade quality (“junk bonds”). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that the Fund may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s NAV.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the NAV per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares.

Convertible Securities Risk. Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an

Notes to Financial Statements

February 28, 2026 (Unaudited)

investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks in which the Fund primarily invests are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., TBA transactions, short positions, derivative instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the

Notes to Financial Statements

February 28, 2026 (Unaudited)

liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Fixed Income Risk. The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. The value of the Fund’s investments in fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed -income securities generally increases. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risks.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Notes to Financial Statements

February 28, 2026 (Unaudited)

MLP Risk. The Fund’s exposure to MLPs may subject the Fund to greater volatility than investments in traditional securities. The value of MLPs and MLP-based ETFs and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. To the extent the Fund’s investments in MLPs expose its portfolio to the energy sector, such as the oil and gas industries, the Fund may experience additional risks related to these industries.

MLP Tax Risk. If an MLP in which the Fund invests is taxed as a partnership for federal income tax purposes, the Fund will include in its taxable income its allocable share of the MLP’s income regardless of whether the Fund receives any distribution from the MLP. Thus, the Fund may be required to sell other securities to satisfy the distribution requirements to qualify as a RIC under the Code and to avoid Fund-level federal income and excise taxes. In addition, if an MLP in which the Fund invests does not qualify as a qualified publicly traded partnership (and is otherwise not taxed as a corporation), income derived by the Fund from the MLP may be treated as non-qualifying income and could jeopardize the Fund’s status as a RIC. Distributions to the Fund from an MLP that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the MLP. If the Fund retains an investment until its basis is reduced to zero, distributions in excess of basis will generally constitute capital gain for federal income tax purposes.

Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

Other Investment Companies Risk. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund will incur higher and duplicative expenses when it invests in other investment companies, such as ETFs, BDCs and closed-end funds. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Preferred Securities Risk. Preferred stocks are subject to the risks of equity securities generally and also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed -income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property

Notes to Financial Statements

February 28, 2026 (Unaudited)

revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●	Financial Services Sector Risk. The Fund may invest in companies in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital, among other factors. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

YieldCo Risk. Investments in securities of YieldCos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the YieldCo and the company responsible for the formation of the YieldCo (the “YieldCo Sponsor”). YieldCos typically remain dependent on the management and administration services provided by or under the direction of the YieldCo Sponsor and on the ability of the YieldCo Sponsor to identify and present the YieldCo with acquisition opportunities, which may often be assets of the YieldCo Sponsor itself. YieldCo Sponsors may have interests that conflict with the interests of the YieldCo, and may retain control of the YieldCo via classes of stock held by the YieldCo Sponsor. YieldCo securities can be affected by macro- economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards YieldCos or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of YieldCos, generally measured in terms of distributable cash flow). Any event that limits the YieldCo’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the YieldCo’s share price. YieldCos may finance their growth strategy with debt, which may increase a YieldCo’s leverage and the risks associated with the YieldCo. The ability of a YieldCo to maintain or grow its dividend distributions may depend on the entity’s ability to minimize its tax liabilities through the use of accelerated depreciation schedules, tax loss carryforwards, and tax incentives. Changes to the Internal Revenue Code of 1986, as amended, could result in greater tax liabilities, which would reduce the YieldCo’s distributable cash flow.

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.95% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended February 28, 2026 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 - SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2026, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of	Payable on Collateral	Percentage of Net Assets
Securities on Loan	Received	of Securities on Loan
$2,023,564	$2,085,204	9.7%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended February 28, 2026, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s

Notes to Financial Statements

February 28, 2026 (Unaudited)

financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$34,478,795	$34,991,541

For the period ended February 28, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended February 28, 2026, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
$856,754	$11,153,618

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended February 28, 2026 and the prior fiscal year ended August 31, 2025 were as follows:

	February 28,	August 31,
Distributions paid from:	2026	2025
Ordinary Income	$438,600	$1,016,175
Return of Capital	–	213,125

As of the most recent fiscal year ended August 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments(a)	$26,730,215
Gross tax unrealized appreciation	4,339,304
Gross tax unrealized depreciation	(2,859,071)
Net tax unrealized appreciation (depreciation)	1,480,233
Undistributed ordinary income (loss)	–
Undistributed long-term capital gain (loss)	–
Total distributable earnings	–
Other accumulated gain (loss)	(15,848,014)
Total distributable earnings/(accumulated losses)	$(14,367,781)

Notes to Financial Statements

February 28, 2026 (Unaudited)

(a) The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2025, the Fund had not elected to defer any post-October or late-year losses.

As of August 31, 2025, the Fund had short-term capital loss carryovers of $15,848,014 which do not expire.

NOTE 9 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended February 28, 2026, were as follows:

Maximum available credit	$2,000,000
Largest amount outstanding on an individual day	–
Average daily loan outstanding when in use	–
Credit facility outstanding as of February 28, 2026	–
Average interest rate, when in use	N/A
Interest rate terms	Prime
Interest rate as of February 28, 2026	6.75%
Expiration date	June 24, 2026

Interest expense incurred for the period ended February 28, 2026 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day line of credit used for the benefit of the Fund.

NOTE 10 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or

Notes to Financial Statements

February 28, 2026 (Unaudited)

redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 11 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on September 17, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Leatherback Long/Short Alternative Yield ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Leatherback Asset Management, LLC (“Leatherback” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance (at net asset value) against its benchmark index, secondary index and peer group. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the Fund on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), and in comparison to a secondary index (the Wilshire Liquid Alternative Equity Hedge Total Return Index). The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. long-short equity funds) (the “LBAY Peer Group”). The Board noted that the Fund’s performance trailed the S&P 500 Total Return Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2025. The Board also noted that the Fund’s performance trailed the Wilshire Liquid Alternative Equity Hedge Total Return Index for the year-to-date, one-year and three-year periods ended June 30, 2025, but outperformed the Wilshire Liquid Alternative Equity Hedge Total Return Index for the since inception period ended June 30, 2025. The Board also considered that the Fund’s performance trailed the LBAY Peer Group median and average over the one-year and three-year periods ended July 31, 2025. The Board also noted that the Fund ranked eight out of eight funds in the LBAY Peer Group for the one-year period ended July 31, 2025, and that the Fund ranked fifth out of five funds in the LBAY Peer Group for the three-year period ended July 31, 2025.

After considering all of the information the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

2.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the Sub-Adviser’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.95% was below the LBAY Peer Group average of 1.03%, and that the Fund’s expense ratio of 1.26% (including dividends and interest expense on securities sold short of 0.26% and tax expenses of 0.06%) was below the LBAY Peer Group average of 3.105%.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and the profitability of the Fund’s unitary fee on an aggregate basis. The Board concluded that the fees had not been, and currently were not, excessive, and while the Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

3.	Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

4.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional term ending September 30, 2026 was in the best interests of the Fund and its shareholders.

At the meeting held on September 17, 2025, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Leatherback. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Leatherback’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Michael J. Winter, who serves as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of Leatherback involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Leatherback, including information regarding Leatherback’s compliance program, its compliance personnel (and engagement with a third-party compliance consultant) and compliance record, as well as Leatherback’s cybersecurity program and business continuity plan. The Board noted that Leatherback does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, and monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Leatherback is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Leatherback had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as Leatherback’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Leatherback is responsible for selecting investments for the Fund. Accordingly, the Board considered the performance of the Fund (at net asset value) on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), in comparison to a secondary index (the Wilshire Liquid Alternative Equity Hedge Total Return Index) and in comparison to the LBAY Peer Group. The Board noted that the Fund’s performance trailed the S&P 500 Total Return Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2025. The Board also noted that the Fund’s performance trailed the Wilshire Liquid Alternative Equity Hedge Total Return Index for the year-to-date, one-year and three-year periods ended June 30, 2025, but outperformed the Wilshire Liquid Alternative Equity Hedge Total Return Index for the since inception period ended June 30, 2025. The Board also considered that the Fund’s performance trailed the LBAY Peer Group median and average over the one-year and three-year periods ended July 31, 2025. The Board also noted that the Fund ranked eight out of eight funds in the LBAY Peer Group for the one-year period ended July 31, 2025, and that the Fund ranked fifth out of five funds in the LBAY Peer Group for the three-year period ended July 31, 2025.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Leatherback has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Leatherback’s continued management.

3.	Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Leatherback under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by Leatherback. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Leatherback. Consequently, the Board did not consider the cost of services provided by Leatherback or profitability from its relationship with the Fund to be material factors for consideration given that Leatherback is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Leatherback were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Leatherback by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Leatherback.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Leatherback are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Leatherback from its association with the Fund. The Board concluded that the benefits Leatherback may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Leatherback provides to the Fund; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional term ending September 30, 2026 was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

* Print the name and title of each signing officer under his or her signature.